Financial Highlights - Financial Highlights for Limited Partner Class (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (0.51)	$ 5.34	$ 0.88
Net investment loss	(1.74)	(1.64)	(2.16)
Increase (decrease) for the year	(2.25)	3.70	(1.28)
Net asset value per Unit, beginning of year	30.18	26.48	27.76
Net asset value per Unit, end of year	$ 27.93	$ 30.18	$ 26.48
Ratios to average net assets:
Net investment loss	(5.80%)	(6.30%)	(7.90%)
Operating expenses before incentive fees	5.80%	6.30%	8.00%
Operating expenses after incentive fees	5.80%	6.30%	8.00%
Total return:
Total return before incentive fees	(7.50%)	14.00%	(4.60%)
Total return after incentive fees	(7.50%)	14.00%	(4.60%)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ 2.16	$ 1.63	$ 0.35
Net investment loss	(0.73)	(0.53)	(0.53)
Increase (decrease) for the year	1.43	1.10	(0.18)
Net asset value per Unit, beginning of year	8.49	7.39	7.57
Net asset value per Unit, end of year	$ 9.92	$ 8.49	$ 7.39
Ratios to average net assets:
Net investment loss	(8.00%)	(7.00%)	(7.20%)
Operating expenses before incentive fees	5.10%	5.40%	6.40%
Incentive fees	2.90%	1.60%	0.80%
Operating expenses after incentive fees	8.00%	7.00%	7.20%
Total return:
Total return before incentive fees	19.90%	16.60%	(1.60%)
Incentive fees	(3.10%)	(1.70%)	(0.80%)
Total return after incentive fees	16.80%	14.90%	(2.40%)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (1.51)	$ 0.77	$ 0.62
Net investment loss	(0.57)	(0.79)	(1.23)
Increase (decrease) for the year	(2.08)	(0.02)	(0.61)
Net asset value per Unit, beginning of year	13.62	13.64	14.25
Net asset value per Unit, end of year	$ 11.54	$ 13.62	$ 13.64
Ratios to average net assets:
Net investment loss	(4.70%)	(5.50%)	(8.90%)
Operating expenses before incentive fees	4.70%	5.40%	9.00%
Incentive fees		0.10%
Operating expenses after incentive fees	4.70%	5.50%	9.00%
Total return:
Total return before incentive fees	(15.30%)	0.00%	(4.30%)
Incentive fees		(0.10%)
Total return after incentive fees	(15.30%)	(0.10%)	(4.30%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ 1.13	$ 3.61	$ 1.07
Net investment loss	(1.25)	(1.09)	(1.23)
Increase (decrease) for the year	(0.12)	2.52	(0.16)
Net asset value per Unit, beginning of year	19.07	16.55	16.71
Net asset value per Unit, end of year	$ 18.95	$ 19.07	$ 16.55
Ratios to average net assets:
Net investment loss	(6.50%)	(6.60%)	(7.50%)
Operating expenses before incentive fees	5.60%	5.90%	7.50%
Incentive fees	0.90%	0.70%
Operating expenses after incentive fees	6.50%	6.60%	7.50%
Total return:
Total return before incentive fees	0.30%	15.90%	(1.00%)
Incentive fees	(0.90%)	(0.70%)
Total return after incentive fees	(0.60%)	15.20%	(1.00%)